Deferred Income Taxes and Other Current Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Accrued expenses	¥ 96,815	¥ 84,264
Advances received	32,324	49,180
Deferred income taxes	507	687
Other	102,479	97,643
Total	¥ 232,125	¥ 231,774